Discontinued Operation (Details) - USD ($)	1 Months Ended	12 Months Ended
	Jan. 31, 2025	Dec. 31, 2024	Nov. 29, 2025	Oct. 31, 2024	Aug. 29, 2024
Discontinued Operation [Line Items]
Consideration					$ 5,265,000
I.L.S Brokers Ltd. [Member]
Discontinued Operation [Line Items]
Consideration				$ 4,450	$ 4,450,000
Percentage of equal cash amount					15.00%
Sale transaction amount		$ 104,000
Subsequent Event [Member]
Discontinued Operation [Line Items]
Cash consideration received	$ 4,471,000
Percentage of holdback receivable			15.00%